Note 15 - Equity Incentive Plans (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
			Weighted
			Average
		Weighted	Remaining
	Number of	Average	Contractual
	Options	Exercise Price	Life in Years
Outstanding at June 30, 2023	52,762	$18.37	9.1
Granted	113,500	$1.74	9.2
Forfeited/cancelled	(16,610)	$3.20	—
Expired	(3,113)	$66.84	—
Outstanding at June 30, 2024	146,539	$6.18	8.8

Exercisable at June 30, 2024	25,068	$26.06	8.0

Share-Based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
					Weighted
					Average
					Remaining
				Weighted	Contractual
Range of			Number of	Average	Life of	Number of	Weighted
Exercise			Options	Exercise	Options	Options	Average
Prices			Outstanding	Price	Outstanding	Exercisable	Exercise Price
	$1.73		102,000	$1.73	9.1	—	$—
	$2.53		1,500	$2.53	9.6	—	$—
$4.00	-	$290.00	43,039	$16.85	8.1	25,068	$225.74
			146,539	$6.18	8.8	25,068	$225.74

Nonvested Restricted Stock Shares Activity [Table Text Block]
		Weighted
		Average Grant
	Number of	Date Fair
	Shares	Value
Unvested at June 30, 2023	38,075	$142.20
Granted	12,500	$1.77
Vested	(25,971)	$113.37
Forfeited/cancelled	(499)	$147.15
Unvested at June 30, 2024	24,105	$100.34

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
		Weighted
		Average Grant
	Number of	Date Fair
	Shares	Value
Unvested at June 30, 2023	4,963	$25.62
Vested	(2,249)	$24.28
Forfeited/cancelled	(939)	$31.60
Unvested at June 30, 2024	1,775	$24.14

Share-Based Payment Arrangement, Cost by Plan [Table Text Block]
	Year Ended
	June 30,
	2024	2023
	(in thousands)
Cost of sales	$2	$28
Research and development	6	30
Selling and marketing	—	23
General and administrative	2,365	5,641
Total stock-based compensation expense	$2,373	$5,722